ACQUISITION OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
ACQUISITION OF SUBSIDIARIES

8.	ACQUISITION OF SUBSIDIARIES

On March 6, 2025, the Company acquired all of the issued and outstanding equity interest in Plutus & Guardians Capital Limited and its subsidiary for total cash consideration of US$1. Plutus & Guardians Capital Limited and its subsidiary were portfolio companies managed by Fund SPC. Plutus & Guardians Capital Limited, which incorporated in British Virgin Islands, has 100% direct interest in Plutus & Guardians Capital Limited, which incorporated in Hong Kong, as at acquisition date on March 6, 2025.

The following table summarizes the fair values of assets acquired and liabilities assumed based on the final purchase price allocation.

HKD’000
Purchase consideration	$- *

Assets acquired
Cash and cash equivalents	$2
Prepaid expenses and other current assets	7
Right-of-use assets	44
Total identifiable assets acquired	$53

Liabilities assumed
Accruals and other current liabilities	$(7)
Lease liabilities	(43)
Total liabilities assumed	$(50)

Net assets acquired and liabilities assumed	$3

Gain on bargain purchase	$(3)

*	Less than HKD1,000

Plutus & Guardians Capital Limited contributed revenue of approximately HKD2,734,000 and net loss of approximately HKD17,000 to the Company’s consolidated results for the period from March 6, 2025 through December 31, 2025.